Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Subsequent Event [Line Items]
Subsequent Events

Note 9 — Subsequent Events

The Plan has evaluated all subsequent events through June 23, 2026, which represents when the financial statements were issued, to ensure that the Plan’s financial statements include appropriate disclosure of events both recognized in the financial statements as of December 31, 2025, and events which occurred subsequent to December 31, 2025, but were not recognized in the financial statements. Aimco is not aware of any subsequent events which would require recognition in the financial statements.

Refer to Note 6 – Plan Termination for subsequent event disclosure related to the anticipated termination of the Plan in connection with Aimco’s Plan of Sale and Liquidation.